TRADE RECEIVABLES, NET (Details) - USD ($)						6 Months Ended
	Jun. 19, 2024	Apr. 01, 2023	Mar. 21, 2023	Feb. 22, 2023	Nov. 22, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jul. 05, 2023
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable					90.00%
Percentage of discount charge fee	7.70%	7.00%	7.00%	7.00%
Percentage of service fee		0.35%	0.35%	0.35%
Recourse liability (in Dollars)						$ 3,978,394		$ 2,397,078
Fee amount (in Dollars)						232,386	$ 129,665
Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds (in Dollars)					$ 1,300,000				$ 250,000
Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds (in Dollars)					$ 1,750,000
YY Circle (SG) Pte Ltd [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable					80.00%
Limited funds (in Dollars)				$ 500,000
YY Circle (SG) Pte Ltd [Member] | Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds (in Dollars)									250,000
YY Circle (SG) Pte Ltd [Member] | Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds (in Dollars)				$ 500,000					$ 500,000
Trade Receivables [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Recourse liability (in Dollars)						$ 3,978,394		$ 2,397,078
Trade Receivables [Member] | Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable					75.00%
Limited funds (in Dollars)					$ 1,200,000
Trade Receivables [Member] | Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable					85.00%
Limited funds (in Dollars)					$ 1,750,000